Employee benefits - Fair value of plan assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Disclosure of fair value of plan assets [line items]
Quoted equities	$ 426,066	$ 472,318
Quoted bonds	109,787	93,003
Cash	37,038	52,318
Other	463,403	406,785
Plan assets	1,036,294	1,024,424
U.K.
Disclosure of fair value of plan assets [line items]
Quoted equities	426,066	472,318
Quoted bonds	109,787	93,003
Cash	36,974	52,230
Other	413,532	359,586
Plan assets	986,359	977,137
Germany
Disclosure of fair value of plan assets [line items]
Quoted equities	0	0
Quoted bonds	0	0
Cash	0	0
Other	12,234	12,766
Plan assets	12,234	12,766
France
Disclosure of fair value of plan assets [line items]
Quoted equities	0	0
Quoted bonds	0	0
Cash	0	0
Other	661	692
Plan assets	661	692
Other
Disclosure of fair value of plan assets [line items]
Quoted equities	0	0
Quoted bonds	0	0
Cash	64	88
Other	36,976	33,741
Plan assets	$ 37,040	$ 33,829